Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 8,326	$ 8,198
Alternative revenue	16	(46)
Other revenue	48	149
Revenues	8,390	8,301
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	7,918	7,803
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	408	395
Other services revenue | Regulated Utilities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	234	217
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,539	1,583
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,993	1,875
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	963	814
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,136	1,244
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	554	593
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	354	347
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	651	666
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	200	191
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	197	197
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	253	222
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 78	$ 71